As filed with the Securities and Exchange	Registration No. 333-28679
Commission on April 2, 2009	Registration No. 811-05626

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 48	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[X]

(Check appropriate box or boxes.)

SEPARATE ACCOUNT B
(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: (610) 425-3400

John S. (Scott) Kreighbaum, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478
(610) 425-3404
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[	]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]		on April 15, 2009 pursuant to paragraph (b) of Rule 485
[	]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[	]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ X ]		this post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

Title of Securities Being Registered:

Deferred Combination Variable and Fixed Annuity Contracts

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 48 is to delay the effective date of the Post-Effective amendment No. 47, which was filed on February 3, 2009. We have received and are currently working to address Staff comments, and we will make a filing pursuant to Rule 485(b) at a future date that incorporates our responses to the comments and any required missing information or items.

PARTS A, B and C

Parts A and C of this Post-Effective amendment No. 48 incorporate by reference Parts A and C of Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 333-28679) as filed on February 3, 2009. Part B of this Post-Effective Amendment No. 48 incorporates by reference Part B of Post-Effective Amendment No. 44 to Registration Statement on Form N-4 (File No. 333-28679) as filed on April 8, 2008.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ING USA Annuity and Life Insurance Company Separate Account B, has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf in the City of West Chester, Commonwealth of Pennsylvania, on the 2nd day of April, 2009.

SEPARATE ACCOUNT B
(Registrant)

By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)

By:
Valerie G. Brown*
President (principal executive officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 2, 2009.

Signatures	Titles

President
Valerie G. Brown*	(principal executive officer)

Chief Accounting Officer
Steven T. Pierson*

Director and Chief Financial Officer
David A. Wheat*

Director
Bridget M. Healy*

Signatures	Titles

Director
Robert G. Leary*

Director and Chairman
Thomas J. McInerney*

Director
Catherine H. Smith*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.